SHAREHOLDERS' EQUITY (Schedule of Stock Options Outstanding) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Number of shares issuable upon exercise
Outstanding at beginning of year	1,967,784		1,866,940		1,789,760
Granted	554,433		174,420		168,980
Exercised	(908,169)		(47,940)
Forfeited	(26,436)		(25,636)		(91,800)
Outstanding at end of year	1,587,612		1,967,784		1,866,940
Exercisable at end of year	1,039,011		1,747,532		1,335,112
Weighted average exercise price
Outstanding at beginning of year	$ 2.51	[1]	$ 2.13	[1]	$ 2.08	[1]
Granted	$ 13.76	[1]	$ 6.02	[1]	$ 3.12	[1]
Exercised	$ 1.94	[1]	$ 0.15	[1]		[1]
Forfeited	$ 9.73	[1]	$ 3.12	[1]	$ 3.12	[1]
Outstanding at end of year	$ 6.64	[1]	$ 2.51	[1]	$ 2.13	[1]
Exercisable at end of year	$ 2.87	[1]	$ 2.29	[1]	$ 1.74	[1]

[1]	In dollars per share.